Federated Arizona Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

(TICKER AZMXX)

SUPPLEMENT TO Prospectus DATED February 28, 2010

This Supplement relates to the proposed liquidation of Federated Arizona Municipal Cash Trust.

After completing the strategic review discussed in the Supplement dated September 1, 2010, to the Prospectus of Federated Arizona Municipal Cash Trust (the “Fund”), Federated Securities Corp. (FSC), the distributor of the Fund, and Federated Investment Management Company (“Adviser”) recommended that the Board of Trustees (“Board”) of the Money Market Obligations Trust (“Trust”) approve the liquidation of the Fund. On November 12, 2010, the Board determined that the liquidation of the Fund was in the best interests of the Fund and its shareholders, and approved a Plan of Liquidation for the Fund. As required by the Trust's Declaration of Trust, the Board also approved submitting the Plan of Liquidation to the shareholders of the Fund for approval. Unless all shareholders redeem from the Fund prior to January 5, 2011, shareholders of record of the Fund as of such date (the “Record Date”), will receive a proxy statement asking the shareholders of the Fund to approve the Plan of Liquidation at a Special Shareholders Meeting to be held on or about February 23, 2011. In order to satisfy any applicable quorum requirement for the Special Meeting of Shareholders, the Adviser, and/or its affiliates, will be making an investment in (i.e., purchasing shares of) the Fund on or prior to January 3, 2011. The Adviser, and/or its affiliates, will vote their shares in proportion to the negative and affirmative votes received from other shareholders of the Fund. If the Plan of Liquidation is approved at the Special Shareholders Meeting, the Fund will be liquidated on or about February 25, 2011 (the “Liquidation Date”). Any shares outstanding at the close of business on the Liquidation Date will be automatically redeemed. Such redemption will follow the procedures set forth in the Fund's Prospectus, Declaration of Trust and Plan of Liquidation. Any net capital gains will be distributed to shareholders, if necessary, prior to the Liquidation Date. Any capital gains distributed to shareholders prior to the Liquidation Date will be subject to tax.

Effective as of November 16, 2010, the Fund will be closed to new accounts. Beginning on that date, no person will be able to open a new account with the Fund. Effective as of January 4, 2011, the Fund will be closed to new investments (except for reinvestment of dividends and automatic investment plan programs). Beginning on that date, no shareholder will be able to add new money into their account with, or make any additional investment in, the Fund (except for reinvestment of dividends and automatic investment plan programs).

Any time prior to the Liquidation Date, the shareholders of the Fund may redeem their shares of the Fund pursuant to the procedures set forth in the Fund's Prospectus. Shareholders may also exchange their shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Federated Liberty U.S. Government Money Market Trust and Class K Shares (effective December 31, 2010, Class K Shares will be redesignated as Class R Shares), if the shareholder meets the eligibility criteria and investment minimum for the fund for which the shareholder is exchanging and otherwise complies with the requirements of the Fund's Prospectus applicable to exchanges. FSC, and its affiliates, will be working with the Fund's shareholders and intermediaries to identify alternative Federated investments. It is likely that shareholders of the Fund will redeem or exchange their shares of the Fund prior to the Record Date and/or Liquidation Date.

Given the above, the Adviser may begin positioning the portfolio of the Fund for liquidation, which may cause the Fund to deviate from its stated investment objective and strategies. It is anticipated that the Fund's portfolio will be entirely positioned in cash or cash equivalents at some time prior to the Liquidation Date. The Adviser also anticipates that, in the short term, it, and its affiliates, will continue to waive and/or reimburse certain Fund fees and expenses to maintain the Fund's yield at a level similar to the yield of the Fund over recent periods.

Each investor in the Fund should consult with the investor's tax advisor regarding whether the liquidation of the Fund will be a tax recognition event for the investor and regarding any other tax consequences of this liquidation.

November 15, 2010

Federated Arizona Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450758 (11/10)

Federated Maryland Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

(TICKER MDMXX)

SUPPLEMENT TO Prospectus DATED February 28, 2010

This Supplement relates to the proposed liquidation of Federated Maryland Municipal Cash Trust.

After completing the strategic review discussed in the Supplement dated September 1, 2010, to the Prospectus of Federated Maryland Municipal Cash Trust (“the Fund”), Federated Securities Corp. (“FSC”), the distributor of the Fund, and Federated Investment Management Company (“Adviser”) recommended that the Board of Trustees (“Board”) of the Money Market Obligations Trust (“Trust”) approve the liquidation of the Fund. On November 12, 2010, the Board determined that the liquidation of the Fund was in the best interests of the Fund and its shareholders, and approved a Plan of Liquidation for the Fund. As required by the Trust's Declaration of Trust, the Board also approved submitting the Plan of Liquidation to the shareholders of the Fund for approval. Unless all shareholders redeem from the Fund prior to January 5, 2011, shareholders of record of the Fund as of such date (the “Record Date”) will receive a proxy statement asking the shareholders of the Fund to approve the Plan of Liquidation at a Special Shareholders Meeting to be held on or about February 23, 2011. In order to satisfy any applicable quorum requirement for the Special Meeting of Shareholders the Adviser, and/or its affiliates, will be making an investment in (i.e., purchasing Shares of) the Fund on or prior to January 3, 2011. The Adviser, and/or its affiliates, will vote their Shares in proportion to the negative and affirmative votes received from other shareholders of the Fund. If the Plan of Liquidation is approved at the Special Shareholders Meeting, the Fund will be liquidated on or about February 25, 2011 (the “Liquidation Date”). Any Shares outstanding at the close of business on the Liquidation Date will be automatically redeemed. Such redemption will follow the procedures set forth in the Fund's Prospectus, Declaration of Trust and Plan of Liquidation. Any net capital gains will be distributed to shareholders, if necessary, prior to the Liquidation Date. Any capital gains distributed to shareholders prior to the Liquidation Date will be subject to tax.

Effective as of November 16, 2010, the Fund will be closed to new accounts. Beginning on that date, no person will be able to open a new account with the Fund. Effective as of January 4, 2011, the Fund will be closed to new investments (except for reinvestment of dividends and automatic investment plan programs). Beginning on that date, no shareholder will be able to add new money into their account with, or make any additional investment in, the Fund (except for reinvestment of dividends and automatic investment plan programs).

Any time prior to the Liquidation Date, the shareholders of the Fund may redeem their Shares of the Fund pursuant to the procedures set forth in the Fund's Prospectus. Shareholders may also exchange their Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares (effective December 31, 2010, Class K Shares will be redesignated as Class R Shares), if the shareholder meets the eligibility criteria and investment minimum for the fund for which the shareholder is exchanging and otherwise complies with the requirements of the Fund's prospectus applicable to exchanges. FSC, and its affiliates, will be working with the Fund's shareholders and intermediaries to identify alternative Federated investments. It is likely that shareholders of the Fund will redeem or exchange their Shares of the Fund prior to the Record Date and/or Liquidation Date.

Given the above, the Adviser may begin positioning the portfolio of the Fund for liquidation, which may cause the Fund to deviate from its stated investment objective and strategies. It is anticipated that the Fund's portfolio will be entirely positioned in cash or cash equivalents at some time prior to the Liquidation Date. The Adviser also anticipates that, in the short term, it, and its affiliates, will continue to waive and/or reimburse certain Fund fees and expenses to maintain the Fund's yield at a level similar to the yield of the Fund over recent periods.

Each investor in the Fund should consult with the investor's tax advisor regarding whether the liquidation of the Fund will be a tax recognition event for the investor and regarding any other tax consequences of this liquidation.

November 15, 2010

Federated Maryland Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450761 (11/10)